CAPITAL DISCLOSURES - Minimum Interest Coverage Ratios (Details) (Details)	3 Months Ended					12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Interest ratio coverage	4.0	1.23	1.19	1.13	1.01	1.01